Condensed Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported [Member]	Common Stock	Common Stock Previously Reported [Member]	Common Stock Pre-Funded Warrants	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance, beginning (in shares) at Dec. 31, 2020			8,439,259
Balance, beginning at Dec. 31, 2020	$ 191,216					$ 524,022	$ (332,806)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercises of stock options (in shares)		24,985	24,986
Shares issued upon exercises of stock options	411					411
Shares issued upon vesting of restricted stock units (in shares)			16,900
Issuance of shares under Employee Stock Purchase Plan (in shares)			10,349
Issuance of shares under Employee Stock Purchase Plan	372					372
Stock-based compensation	11,557					11,557
Net loss	(60,692)						(60,692)
Balance, ending (in shares) at Dec. 31, 2021			8,491,493	8,491,494
Balance, ending at Dec. 31, 2021	142,864					536,362	(393,498)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercises of stock options (in shares)			7,300
Shares issued upon exercises of stock options	134					134
Stock-based compensation	2,446					2,446
Net loss	(15,351)						(15,351)
Balance, ending (in shares) at Mar. 31, 2022			8,498,794
Balance, ending at Mar. 31, 2022	130,093					538,942	(408,849)	$ 0
Balance, beginning (in shares) at Dec. 31, 2021			8,491,493	8,491,494
Balance, beginning at Dec. 31, 2021	142,864					536,362	(393,498)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Unrealized gain (loss) on available-for-sale securities	(72)
Net loss	(31,039)
Balance, ending (in shares) at Jun. 30, 2022			8,515,970
Balance, ending at Jun. 30, 2022	116,708					541,317	(424,537)	(72)
Balance, beginning (in shares) at Dec. 31, 2021			8,491,493	8,491,494
Balance, beginning at Dec. 31, 2021	$ 142,864					536,362	(393,498)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercises of stock options (in shares)	7,300		7,300
Shares issued upon exercises of stock options	$ 134					134
Shares issued upon vesting of restricted stock units (in shares)			4,950
Issuance of shares under Employee Stock Purchase Plan (in shares)			25,925
Issuance of shares under Employee Stock Purchase Plan	82					82
Unrealized gain (loss) on available-for-sale securities	(21)							(21)
Stock-based compensation	8,829					8,829
Net loss	(57,557)						(57,557)
Balance, ending (in shares) at Dec. 31, 2022		8,529,668	8,529,669
Balance, ending at Dec. 31, 2022	94,331					545,407	(451,055)	(21)
Balance, beginning (in shares) at Mar. 31, 2022			8,498,794
Balance, beginning at Mar. 31, 2022	130,093					538,942	(408,849)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon vesting of restricted stock units (in shares)			2,000
Issuance of shares under Employee Stock Purchase Plan (in shares)			15,176
Issuance of shares under Employee Stock Purchase Plan	63					63
Unrealized gain (loss) on available-for-sale securities	(72)							(72)
Stock-based compensation	2,312					2,312
Net loss	(15,688)						(15,688)
Balance, ending (in shares) at Jun. 30, 2022			8,515,970
Balance, ending at Jun. 30, 2022	116,708					541,317	(424,537)	(72)
Balance, beginning (in shares) at Dec. 31, 2022		8,529,668	8,529,669
Balance, beginning at Dec. 31, 2022	94,331					545,407	(451,055)	(21)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon vesting of restricted stock units (in shares)			34,000
Unrealized gain (loss) on available-for-sale securities	39							39
Stock-based compensation	1,191					1,191
Net loss	(14,204)						(14,204)
Balance, ending (in shares) at Mar. 31, 2023			8,563,669
Balance, ending at Mar. 31, 2023	81,357					546,598	(465,259)	18
Balance, beginning (in shares) at Dec. 31, 2022		8,529,668	8,529,669
Balance, beginning at Dec. 31, 2022	$ 94,331					545,407	(451,055)	(21)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercises of stock options (in shares)	0		7,300
Unrealized gain (loss) on available-for-sale securities	$ 8
Net loss	(16,289)
Balance, ending (in shares) at Jun. 30, 2023			8,804,285
Balance, ending at Jun. 30, 2023	79,576					546,933	(467,344)	(13)
Balance, beginning (in shares) at Mar. 31, 2023			8,563,669
Balance, beginning at Mar. 31, 2023	81,357					546,598	(465,259)	18
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon vesting of restricted stock units (in shares)			2,000
Shares issued upon the exercise of pre-funded warrants (in shares)					236,000
Issuance of shares under Employee Stock Purchase Plan (in shares)			2,616
Issuance of shares under Employee Stock Purchase Plan	4					4
Unrealized gain (loss) on available-for-sale securities	(31)							(31)
Stock-based compensation	331					331
Net loss	(2,085)						(2,085)
Balance, ending (in shares) at Jun. 30, 2023			8,804,285
Balance, ending at Jun. 30, 2023	$ 79,576					$ 546,933	$ (467,344)	$ (13)